Schedule of Contract Liabilities (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 137,342	$ 24,079
Current	136,606	23,343
Non-current	736	736
Deferred Subscription Revenue [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities	136,606	23,343
Advanced For Website Builds [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 736	$ 736